Revenue (Tables)	9 Months Ended
Sep. 30, 2021
Revenue
Schedule of revenues

	Nine Months Ended September 30,
	2020	2021
Vehicle sales	9,008,474	23,954,365
Sales of automotive regulatory credits	—	516,549
Sales of packages	162,975	368,433
Battery upgrade service	—	270,828
Sales of charging pile	133,135	243,740
Others	312,258	881,766
Total	9,616,842	26,235,681